THE MAINSTAY FUNDS
                           MainStay Common Stock Fund
                         McMorgan Equity Investment Fund


        Supplement, dated September 18, 2007 ("Supplement"), to the Proxy Statement/Prospectus filed with the Securities and Exchange Commission on
                    September 12, 2007 ("Proxy/Prospectus").

This Supplement updates certain information contained in the above-dated Proxy Statement/Prospectus for the MainStay Common Stock Fund and the McMorgan Equity Investment Fund (the "Funds"). A Special Meeting of shareholders of the McMorgan Equity Investment Fund is scheduled to be held November 20, 2007. You may obtain a copy of the Funds' Proxy/Prospectus free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Please update "Exhibit C - Principal Shareholders of the Funds" by adding the following:

                                                                                 Number of
                                           Name and Address of Beneficial        Beneficial      Percentage
    Name of Fund and Title of Class                     Owner                 Ownership Shares    of Class
    -------------------------------                     -----                 ----------------    --------
McMorgan Fund - McMorgan Class           ATPA                                    496,075.5680        7.22%
                                         Admr. Board of Trustess TRST IND
                                         Carpenters & Precast Pension Fund
                                         1640 S Loop Road
                                         Alameda CA 94502-7089

McMorgan Fund - McMorgan Class           Union Bank of California                448,900.2110        6.54%
                                         Cust. Northern California General
                                         Teamsters
                                         PO Box 85484
                                         San Diego CA 92186-5484

McMorgan Fund - McMorgan Class           SEI Trust Company                       477,037.7890        6.95%
                                         First Hawaiian Bank TTE of the
                                         Hawaiian Health & Welfare Trust
                                         Attn: Mutual Funds
                                         One Freedom Valley Drive
                                         Oaks PA 19456

McMorgan Fund - McMorgan Class           New York Life Trust Company             507,302.9450        7.39%
                                         Client Accounts
                                         169 Lackawanna Ave.
                                         Parsippany NJ 07054-1007

McMorgan Fund - McMorgan Class           Amalgamated Bank C/F                  1,177,465.6110       17.14%
                                         Oper Engineers Health & Welfare
                                         Trust Fund
                                         Attn: Mary Carlson
                                         PO Box 370
                                         New York NY 10276-0370

                                                                                 Number of
                                           Name and Address of Beneficial        Beneficial      Percentage
    Name of Fund and Title of Class                     Owner                 Ownership Shares    of Class
    -------------------------------                     -----                 ----------------    --------
McMorgan Fund - Class Z                  New York Life Trust Company             226,588.4350       43.89%
                                         Client Accounts
                                         169 Lackawanna Ave.
                                         Parsippany NJ 07054-1007

McMorgan Fund - Class Z                  AST Capital Trust Co. of DE Cust        289,731.8350       56.11%
                                         FBO
                                         Local 104 SPP
                                         PO Box 52129
                                         Phoenix AZ 85072-2129

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.


                                       -2-